UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2009
Date of reporting period: August 31, 2008

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust Income Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
AT&T	220,000	$7,037,800	1.80%	Telecommunctns - Services
Abbott Laboratories	140,000	$8,040,200	2.05%	Medical - Drugs
Air Products & Chemicals	75,000	$6,888,750	1.76%	Chemicals - Specialty
Alcoa	150,000	$4,819,500	1.23%	Metal Ores - Non Ferrous
Archer-Daniels-Midland	80,000	$2,036,800	0.52%	Food - Flour & Grain
AstraZeneca PLC ADS	130,000	$6,331,000	1.62%	Medical - Drugs
Autoliv	60,000	$2,303,400	0.59%	Auto/Truck - Manufacturing
Avery Dennison	60,000	$2,894,400	0.74%	Office & Art Materials
BASF AG ADS	50,000	$2,899,605	0.74%	Chemicals - Diversified
BCE	150,000	$5,674,500	1.45%	Telecommunctns - Equip
BP PLC ADS	100,000	$5,763,000	1.47%	Oil & Gas - Intl Integrated
BHP Billiton Ltd. ADS	85,000	$5,993,350	1.53%	Metal Ores - Non Ferrous
Black & Decker Corp.	43,000	$2,719,750	0.69%	Tools - Hand Held
Burlington Northern Santa Fe Corp.	65,000	$6,981,000	1.78%	Transportation - Rail
Canadian National Railway	110,000	$5,778,300	1.48%	Transportation - Rail
Canadian Pacific Railway Ltd.	90,000	$5,467,500	1.40%	Transportation - Rail
Carlisle Companies	170,000	$5,506,300	1.41%	Diversified Operations
Chunghwa Telecom Co. Ltd. ADR	200,000	$4,948,000	1.26%	Telecommunctns - Services
Colgate-Palmolive Co.	90,000	$6,842,700	1.75%	Soap & Cleaning Preparatns
ConocoPhillips	90,000	$7,425,900	1.90%	Oil & Gas - U S Integrated
duPont (EI) de Nemours	140,000	$6,221,600	1.59%	Chemicals - Diversified
Duke Realty	100,000	$2,503,000	0.64%	Real Estate - Equity REITs
Duke Energy	70,000	$1,220,800	0.31%	Utility - Electric Power
E.ON AG AGS	85,000	$4,978,136	1.27%	Utility - Electric Power
Emerson Electric	140,000	$6,552,000	1.67%	Machinery - Electrical
EnCana	100,000	$7,490,000	1.91%	Oil & Gas - Canadn Integrated
Exxon Mobil	80,000	$6,400,800	1.64%	Oil & Gas - Intl Integrated
FPL Group	150,000	$9,009,000	2.30%	Utility - Electric Power
Freeport-McMoRan Copper & Gold,	55,000	$4,912,600	1.26%	Metal Ores - Misc
General Mills	110,000	$7,279,800	1.86%	Food - Misc Preparation
Genuine Parts	140,000	$5,938,800	1.52%	Auto Parts - Retail/Whlsle
GlaxoSmithKline PLC ADS	65,000	$3,053,050	0.78%	Medical - Drugs
Honeywell International	110,000	$5,518,700	1.41%	Diversified Operations
IDACORP	90,000	$2,682,000	0.69%	Utility - Electric Power
Illinois Tool Works	100,000	$4,961,000	1.27%	Metal Prods - Fasteners
Johnson & Johnson	90,000	$6,338,700	1.62%	Medical - Supplies
Kellogg	140,000	$7,621,600	1.95%	Food - Flour & Grain
Kimberly-Clark	130,000	$8,018,400	2.05%	Paper & Paper Products
Eli Lilly	150,000	$6,997,500	1.79%	Medical - Drugs
Manitowoc	150,000	$3,777,000	0.96%	Machinery - Const/Mining
McGraw-Hill	150,000	$6,426,000	1.64%	Publishing - Books
Methanex	150,000	$3,783,000	0.97%	Chemicals - Specialty
Microchip Technology	100,000	$3,201,000	0.82%	Instruments - Control
National Fuel Gas	130,000	$6,150,300	1.57%	Utility - Gas Distribution
Nike, Class B	150,000	$9,091,500	2.32%	Shoes & Related Apparel
NiSource	40,000	$659,200	0.17%	Utility - Electric Power
Novartis AG ADR	90,000	$5,007,600	1.28%	Medical - Drugs
Nucor	65,000	$3,412,500	0.87%	Steel - Producers
Parker Hannifin	80,000	$5,125,600	1.31%	Instruments - Control
Pearson PLC ADS	225,000	$2,790,000	0.71%	Publishing - Books
PepsiCo	100,000	$6,848,000	1.75%	Beverages - Soft Drink
Pfizer	400,000	$7,644,000	1.95%	Medical - Drugs
Piedmont Natural Gas	60,000	$1,731,000	0.44%	Utility - Gas Distribution
Plum Creek Timber	50,000	$2,481,000	0.63%	Buildg Prods - Wood
Praxair	85,000	$7,636,400	1.95%	Chemicals - Specialty
Procter & Gamble	120,000	$8,372,400	2.14%	Cosmetics & Toiletries
RPM International	180,000	$3,888,000	0.99%	Buildg Prods - Retail/Whlsle
Regal-Beloit	100,000	$4,695,000	1.20%	Machinery - Tools & Rel Prods
Rio Tinto PLC ADS	14,000	$5,316,080	1.36%	Metal Ores - Misc
Rockwell Automation	110,000	$5,193,100	1.33%	Indstrl Automtn/Robotics
SK Telecom Ltd. ADR	50,000	$1,020,000	0.26%	Telecommunctns - Services
Sempra Energy	40,000	$2,316,800	0.59%	Utility - Gas Distribution
J.M. Smucker	80,000	$4,338,400	1.11%	Food - Confectionery
Spectra Energy	35,000	$926,100	0.24%	Oil & Gas - Prods/Pipeline
Taiwan Semiconductor ADS	353,019	$3,427,814	0.88%	Elec Components - Semicondtrs
Teleflex	60,000	$3,874,200	0.99%	Instruments - Control
Telefonica SA ADS	60,000	$4,444,200	1.14%	Utility - Telephone
Telstra ADR	100,000	$1,873,110	0.48%	Utility - Telephone
Telus	70,000	$2,715,300	0.69%	Telecommunctns - Services
Tenaris SA ADR	50,000	$2,734,500	0.70%	Steel - Pipe & Tubes
3M	115,000	$8,234,000	2.10%	Diversified Operations
Tomkins PLC ADS	100,000	$1,094,000	0.28%	Diversified Operations
Unilever PLC ADS	150,000	$4,023,000	1.03%	Food - Misc Preparation
United Parcel Service, Class B	120,000	$7,694,400	1.97%	Transportation - Services
United States Steel	60,000	$7,984,200	2.04%	Steel - Producers
United Technologies	75,000	$4,919,250	1.26%	Aerospace - Equipment
University Bank Certificate of Dep	1,000,000	$1,000,000	0.26%	Finance - Leasing Cos
Valspar	40,000	$946,400	0.24%	Paint & Allied Products
Vodafone Group PLC ADS	150,000	$3,832,500	0.98%	Telecommunctns - Cellular
Weyerhaeuser	20,000	$1,109,800	0.28%	Buildg Prods - Wood
Wyeth	130,000	$5,626,400	1.44%	Medical - Drugs

	TOTAL	$391,412,295

Amana Mutual Funds Trust Growth Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
Adobe Systems	360,000	$15,418,800	2.34%	Computer - Software
Agilent Technologies	200,000	$6,952,000	1.06%	Elec Components - Misc
Akamai Technologies	200,000	$4,580,000	0.70%	Computer - Internet
Amazon.com	100,000	$8,081,000	1.23%	Retail - Internet
America Movil SAB de CV ADS	230,000	$11,817,400	1.80%	Telecommunctns - Cellular
American Eagle Outfitters	450,000	$6,772,500	1.03%	Retail - Apparel/Shoe
American Tower Class A	60,000	$2,479,800	0.38%	Telecommunctns - Cellular
Amgen	145,000	$9,113,250	1.38%	Medical - Biomed/Genetics
Anglo American PLC ADR	350,000	$9,310,000	1.41%	Metal Ores - Gold
Apple	150,000	$25,429,500	3.86%	Computer - Mini/Micro
BP PLC ADS	105,000	$6,051,150	0.92%	Oil & Gas - Intl Integrated
Barr Pharmaceuticals	160,000	$10,806,400	1.64%	Medical - Generic Drugs
Bed Bath & Beyond	150,000	$4,599,000	0.70%	Retail - Misc/Diversified
Best Buy	215,000	$9,625,550	1.46%	Retail - Consumer Elect
Building Materials Holding	54,728	$66,221	0.01%	Buildg Prods - Retail/Whlsle
CVS/Caremark	100,000	$3,660,000	0.56%	Retail - Drug Stores
Canadian Pacific Railway Ltd.	175,000	$10,631,250	1.62%	Transportation - Rail
Canon ADS	220,000	$9,842,800	1.50%	Office Automation
China Mobile ADS	102,500	$5,813,800	0.88%	Telecommunctns - Cellular
Cisco Systems Inc.	400,000	$9,620,000	1.46%	Computer - Local Networks
Clorox Co.	175,000	$10,342,500	1.57%	Soap & Cleaning Preparatns
Coach Inc.	240,000	$6,957,600	1.06%	Textile - Apparel Mfg
Convergys	300,000	$4,425,000	0.67%	Business Services
Crane	210,000	$7,711,200	1.17%	Aerospace - Equipment
Cree	160,000	$3,729,600	0.57%	Elec Components - Semicondtrs
DENTSPLY International Inc.	250,000	$9,797,500	1.49%	Medical - Supplies
Dr. Pepper Snapple Group	100,000	$2,471,000	0.38%	Beverages - Soft Drink
EMCOR Group	275,000	$9,369,250	1.42%	Engineering R&D Svcs
EnCana	150,000	$11,235,000	1.71%	Oil & Gas - Canadn Integrated
Fastenal	155,000	$8,049,150	1.22%	Buildg Prods - Retail/Whlsle
Gartner	100,000	$2,641,000	0.40%	Business Services
Genentech	140,000	$13,825,000	2.10%	Medical - Biomed/Genetics
Genuine Parts	125,000	$5,302,500	0.81%	Auto Parts - Retail/Whlsle
Genzyme	130,000	$10,179,000	1.55%	Medical - Biomed/Genetics
Groupe Danone ADS	380,000	$5,324,902	0.81%	Food - Misc Preparation
Hansen Natural	325,000	$8,931,000	1.36%	Beverages - Soft Drink
Harman International Industries	50,000	$1,701,500	0.26%	Audio/Video Home Products
Harris	150,000	$7,854,000	1.19%	Telecommunctns - Equip
Hewlett-Packard	270,000	$12,668,400	1.92%	Computer - Mini/Micro
Humana	250,000	$11,600,000	1.76%	Medical - Hlth Maint Orgs
IMS Health	210,000	$4,666,200	0.71%	Medical - Misc Products
Intel	450,000	$10,291,500	1.56%	Elec Components - Semicondtrs
International Business Machines	85,000	$10,347,050	1.57%	Computer - Mainframes
Intuit	400,000	$12,028,000	1.83%	Computer - Software
Johnson & Johnson	180,000	$12,677,400	1.93%	Medical - Supplies
LAN Airlines SA ADS	350,000	$4,105,500	0.62%	Transportation - Airline
Eli Lilly	40,000	$1,866,000	0.28%	Medical - Drugs
Lincoln Electric Holdings	96,500	$7,794,305	1.18%	Machinery - Tools & Rel Prods
Lowe's Companies	225,000	$5,544,000	0.84%	Buildg Prods - Retail/Whlsle
Manitowoc	300,000	$7,554,000	1.15%	Machinery - Const/Mining
McGraw-Hill	220,000	$9,424,800	1.43%	Publishing - Books
Norfolk Southern	220,000	$16,176,600	2.46%	Transportation - Rail
Novartis AG ADR	150,000	$8,346,000	1.27%	Medical - Drugs
Novo Nordisk A/S ADS	124,000	$6,889,440	1.05%	Medical - Drugs
Oracle	550,000	$12,061,500	1.83%	Computer - Software
PepsiCo	200,000	$13,696,000	2.08%	Beverages - Soft Drink
Petro-Canada	80,000	$3,531,200	0.54%	Oil & Gas - Canadn Integrated
PetSmart	230,000	$6,210,000	0.94%	Retail - Misc/Diversified
Pharmaceutical Product Development	180,000	$7,344,000	1.12%	Medical - Drugs
Potash Corp. of Saskatchewan	135,000	$23,436,000	3.56%	Fertilizers
Qualcomm	220,000	$11,583,000	1.76%	Telecommunctns - Equip
Quantum	400,000	$708,000	0.11%	Computer - Memory Devices
Regal-Beloit	145,000	$6,807,750	1.03%	Machinery - Tools & Rel Prods
Rio Tinto PLC ADS	33,000	$12,530,760	1.90%	Metal Ores - Misc
Rogers Communications Cl B	160,000	$5,788,800	0.88%	Broadcasting - Cable TV
SanDisk	135,000	$1,952,100	0.30%	Computer - Memory Devices
Sony ADS	120,000	$4,584,000	0.70%	Audio/Video Home Products
Staples	250,000	$6,050,000	0.92%	Office Equip & Supplies
SumTotal Systems	50,000	$241,500	0.04%	Internet Content
Sun Microsystems	62,500	$562,500	0.09%	Computer - Mini/Micro
Taiwan Semiconductor ADS	738,107	$7,167,019	1.09%	Elec Components - Semicondtrs
Toyota Motor ADS	100,000	$8,959,000	1.36%	Auto/Truck - Mfg Foreign
Trimble Navigation Ltd.	400,000	$13,540,000	2.06%	Instruments - Elec Measuring
United Parcel Service, Class B	200,000	$12,824,000	1.95%	Transportation - Services
University Bank Certificate of Dep	1,000,000	$1,000,000	0.15%	Finance - Leasing Cos
VCA Antech	300,000	$9,222,000	1.40%	Medical - Hospitals
John Wiley & Sons, Class A	100,000	$4,758,000	0.72%	Publishing - Books
Wyeth	200,000	$8,656,000	1.32%	Medical - Drugs
Xilinx	200,000	$5,196,000	0.79%	Elec Components - Semicondtrs
Zimmer Holdings	150,000	$10,858,500	1.65%	Medical - Misc Products
Noble	200,000	$10,058,000	1.53%	Oil & Gas - Offshore Drillng
Seagate Technology	200,000	$2,982,000	0.45%	Computer - Memory Devices
Verigy Ltd.	180,000	$3,324,600	0.51%	Elec Components - Semicondtrs

	TOTAL	$658,128,547

Fair Value Measurments Disclosure:

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective June 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liabilityin an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of August 31, 2008 in valuing the Funds' investments carried at value:

LEVEL	VALUATION INPUTS	INVESTMENTS IN SECURITIES
		AMANX	AMAGX
LEVEL 1	Quoted Prices	$381,661,444	$652,803,645
LEVEL 2	Other Significant Observable Inputs	$9,750,851	$5,324,902
LEVEL 3	Significant Unobservable Inputs	$-	$-
TOTAL		$391,412,295	$658,128,547

Item 2. Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On September 18, 2008, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nichola Kaiser, President

Date: October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 30, 2008

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: October 30, 2008